Goodwill	12 Months Ended
Dec. 31, 2010
Goodwill [Abstract]
GOODWILL
6. GOODWILL
Components of goodwill as of December 31, 2009 and 2010 are as follows:

	2009	2010
Acquisition of Home Inns Beijing	137,072	137,072
Acquisition of Top Star hotel chain	191,368	191,368
Other acquisitions	62,442	62,442

Total goodwill	390,882	390,882